LVIP Loomis Sayles Global Growth Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–99.44%
Brazil–1.62%
Ambev SA ADR	1,571,508	$3,661,614
		3,661,614
Canada–4.19%
†Shopify, Inc. Class A	99,002	9,443,306
		9,443,306
China–8.96%
Alibaba Group Holding Ltd. ADR	21,747	2,875,606
†Baidu, Inc. ADR	24,349	2,240,838
Tencent Holdings Ltd.	113,800	7,271,354
Trip.com Group Ltd. ADR	82,051	5,216,803
Yum China Holdings, Inc.	49,567	2,580,458
		20,185,059
Denmark–2.05%
Novo Nordisk AS Class B	67,587	4,621,484
		4,621,484
France–1.41%
LVMH Moet Hennessy Louis Vuitton SE	3,592	2,224,447
Sodexo SA	14,694	943,784
		3,168,231
Hong Kong–0.15%
Budweiser Brewing Co. APAC Ltd.	273,013	329,047
		329,047
Ireland–2.14%
Experian PLC	104,342	4,834,715
		4,834,715
Japan–1.50%
FANUC Corp.	124,400	3,389,370
		3,389,370
Netherlands–4.67%
†Adyen NV	5,005	7,671,639
NXP Semiconductors NV	15,063	2,862,874
		10,534,513
Switzerland–6.33%
†CRISPR Therapeutics AG	56,476	1,921,878
Nestle SA	16,308	1,648,031
Novartis AG	65,104	7,231,088
Roche Holding AG	10,544	3,470,322
		14,271,319
United Kingdom–2.53%
†ARM Holdings PLC ADR	31,129	3,324,266
Reckitt Benckiser Group PLC	10,921	738,483
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Unilever PLC	27,331	$1,628,432
		5,691,181
United States–57.20%
†Alnylam Pharmaceuticals, Inc.	20,773	5,609,125
Alphabet, Inc. Class A	67,079	10,373,097
†Amazon.com, Inc.	70,900	13,489,434
†Autodesk, Inc.	7,314	1,914,805
†Block, Inc.	28,451	1,545,743
†Boeing Co.	44,581	7,603,289
Deere & Co.	4,777	2,242,085
†Doximity, Inc. Class A	60,184	3,492,477
Expeditors International of Washington, Inc.	10,719	1,288,960
Meta Platforms, Inc. Class A	30,363	17,500,019
Microsoft Corp.	19,883	7,463,879
†Netflix, Inc.	13,304	12,406,379
Oracle Corp.	59,069	8,258,437
QUALCOMM, Inc.	15,570	2,391,708
Salesforce, Inc.	16,800	4,508,448
SEI Investments Co.	22,837	1,772,836
†Tesla, Inc.	39,976	10,360,180
†Under Armour, Inc. Class A	127,996	799,975
†Vertex Pharmaceuticals, Inc.	10,552	5,115,821
Visa, Inc. Class A	26,686	9,352,376
Yum! Brands, Inc.	9,042	1,422,849
		128,911,922
Uruguay–6.69%
†MercadoLibre, Inc.	7,726	15,072,422
		15,072,422
Total Common Stock (Cost $115,969,044)		224,114,183

MONEY MARKET FUND–0.23%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.29%)	521,050	521,050
Total Money Market Fund (Cost $521,050)		521,050

TOTAL INVESTMENTS–99.67% (Cost $116,490,094)	224,635,233
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.33%	743,470
NET ASSETS APPLICABLE TO 12,922,311 SHARES OUTSTANDING–100.00%	$225,378,703

ΔSecurities have been classified by country of origin.
†Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
LVIP Loomis Sayles Global Growth Fund–1